Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Useful Lives For Property Plant Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50